UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SC Fundamental LLC
            -------------------
Address:    747 Third Avenue
            -------------------
            27th Floor
            -------------------
            New York, NY  10017
            -------------------

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Neil H. Koffler
            -------------------
Title:      Member
            -------------------
Phone:      (212)888-9100
            -------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler            New York, NY                  May 16, 2005
--------------------        -----------------               --------------
    [Signature]               [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                            -----------

Form 13F Information Table Entry Total:        117
                                            -----------

Form 13F Information Table Value Total:       $97,060
                                            -----------
                                            (thousands)


List of Other Included Managers:

                                  NONE

                               SC Fundamental LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2005


                                                                                                  ITEM 5:
                                         ITEM 2:                       ITEM 3:     ITEM 4:       Shares or
                ITEM 1:                 Title of                       Cusip       Fair         Principal
            Name of Issuer               Class                         Number    Market Value     Amount
--------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                Common                        01407F103     317,625      60,500 SH
Anglo American Plc                      Sponsored ADR                 03485P102     657,250      27,500 SH
Arawak Energy Corp                      Common                        038743100     160,210      97,350 SH
Arizona Star Resources Corp             Common                        04059G106   2,019,615     412,520 SH
Armstrong Holdings Inc                  Common                        042384107     102,850      55,000 SH
Atlantic Coast Airline                  Common                        34407T104     523,881     412,505 SH
Auspex System Inc                       Common                        052116100       2,046     204,600 SH
Avalon Holdings Corporation             Common                        05343P109     117,697      34,115 SH
Bankers Petroleum Ltd                   Common                        066286105     258,171     181,500 SH
Baycorp Holdings Ltd.                   Common                        072728108     419,974      31,318 SH
Berkeley Tech Inc. -ADR                 Sponsored ADR                 08437M107     367,869     237,335 SH
Breaker Energy Ltd.                     Common - Class A              10637T106     186,487      55,000 SH
Breakwater Resources Ltd                Common                        106902307     178,729     372,620 SH
Bulldog Energy Inc                      Common - Class A              12021Y105     115,531      55,000 SH
Burst.com Inc.                          Common                        12284P106     184,800     110,000 SH
C1 Energy Ltd                           Common                        12617Y105   1,671,580     825,010 SH
Calvalley Petroleum Inc                 Common - Class A              131911109     252,440      82,500 SH
Canex Energy Inc                        Common                        137919106      65,953      27,500 SH
Canyon Resources Corp.                  Common                        138869300     166,580     237,750 SH
Canyon Resources Corp.                  Common                        138869300           -      63,889 Warrant
Centrex Inc.                            Common                        15640E103         206     137,500 SH
Chaus Bernard                           Common                        162510200      61,490      71,500 SH
Chief Consolidated Mining Co.           Common                        168628105      27,115     271,150 SH
Cinch Energy                            Common                        17185X108     557,166     274,990 SH
Claude Resources Inc                    Common                        182873109     839,191     825,000 SH
Coast Dental Services Inc.              Common                        19034H201      19,404       5,390 SH
Commerce Energy                         Common                        20061Q106         676         325 SH
Compton Petroleum Corp                  Common                        204940100   1,243,436     123,750 SH
Computer Horizon Corp                   Common                        205908106     803,029     220,008 SH
Comsys IT Partners Inc.                 Common                        20581E104     577,269      50,307 SH
Concord Camera Corp                     Common                        206156101   1,005,475     555,511 SH
Constellation Copper Corp               Common                        21036T100          41          50 SH
Crystlex Inc                            Common                        22942F101   2,054,824     585,420 SH
Danielson Holding Corp                  Common                        236274106   5,692,500     330,000 SH
Defiant Resources Corp                  Common                        24477C107     388,917     165,010 SH
Del Glbl Technologies Corp.             Common                        245073101     477,304     151,525 SH
Delphi Financial Group                  Common                        247131105  15,698,053     365,071 SH
Domtar Inc                              Common                        257561100     581,625      68,750 SH
Dundee Precious Metals Inc              Common                        265269209     373,007      56,380 SH
Durban Roodeport  Deep                  Common                        26152H103     253,000     275,000 SH
Dynatec Corp                            Common                        267934107   1,285,705   1,363,750 SH
Empire Energy Corp.                     Common                        291645208       8,243      14,988 SH
Endocare Inc.                           Common                        26264P104   3,311,138     948,750 Warrant
ESG Re Ltd.                             Common                       000G312151      38,828     431,420 SH
European Goldfields Ltd                 Common                        298774100     126,902      61,380 SH
Fairmont Hotels & Resorts               Common                        305204109     228,003       6,880 SH
Filenet Corp                            Common                        316869106   1,973,431      86,630 SH
FNX Mining Co Inc.                      Common                        30253R101      88,695      13,750 SH
Gabriel Resources                       Common                        361970106     450,298     302,500 SH
Graftech International Ltd              Common                        384313102     404,957      71,170 SH
Hollywood Entertainment                 Common                        436141105   4,564,064     346,550 SH
Industrias Bachoco                      Sponsored ADR                 456463108   1,110,071      75,515 SH
Integrated Telecom Exp Inc              Common                        45817U101      49,906     216,984 SH
Intervest Bancshares Corp               Common                        460927106      21,690       1,205 SH
Isle Capri Casinos                      Common                        464592104   2,062,158      77,700 SH
Juina Mining Corp                       Common                        48131Q202      11,000     275,000 SH
Kereco Energy Ltd                       Common                        49206P103     134,698      14,300 SH
Ladenburg Thalmann Financial            Common                        50575Q102      15,932      23,430 SH
Liberty Homes Inc.                      Common - Class B              530582303      65,230      11,000 SH
Liberty Homes Inc.                      Common - Class A              530582204     121,000      24,200 SH
Lightning Energy Ltd                    Common                        53224U102     515,437     132,610 SH
Loon Energy Inc                         Common                        543921100     549,638     651,590 SH


                                       3

M & F Worldwide Corp                    Common                        552541104   1,931,098     144,760 SH
Mair Holdings Inc                       Common                        560635104   2,248,810     253,816 SH
Masters Energy Inc                      Common                        576415103     386,591     137,490 SH
MDU Communication Int'l Inc             Common                        582828109       7,558      11,000 Warrant
MDU Communication Int'l Inc             Common                        582828109   4,158,495   1,534,500 SH
Mediterranean Minerals Corp             Common                        58501P106      11,446     197,725 SH
Merita Savings Bank                     Common                        590007100     239,207      54,990 SH
Michaels Stores Inc                     Common                        594087108  12,680,316     349,320 SH
Milagro Energy Inc                      Common                        59870P206     114,513     102,570 SH
MM Companies                            Common                        55310J107      91,772      75,845 SH
Molex Inc                               Common - Class A             6058554200   4,543,000     192,500 SH
Mutual Risk Mgmt Ltd.                   Common                        628351108      41,905   1,676,180 SH
NCRIC Group Inc                         Common                       628806P103     804,374      82,500 SH
Net2phone Inc                           Common                        64108N106      44,275      27,500 SH
Nevada Pacific Gold                     Common                        641398102     146,460     192,500 SH
Nevsun Resources Ltd                    Common                        64156L101     673,025     274,940 SH
New Valley Corp                         Common                        649080504     186,725      27,500 SH
Next Inc.                               Common                        65336T104     180,806     133,930 SH
Northern Orion Resources, Inc.          Common                        665575106     196,371      67,650 SH
Oakwood Homes                           Common                        674098207       1,408      28,160 SH
Orthodontic Center of America           Common                        68750P103     525,853     123,730 SH
Pacific NorthWest Capital Corp.         Common                        694916107      68,056     182,875 SH
Pacific NorthWest Capital Corp.         Common                        694916107           -      76,475 Warrant
Peregrine Energy Ltd                    Common                        713655108      92,106      41,250 SH
Petrobank Energy & Resources            Common                        71645P106     350,232     110,000 SH
PHH Corp                                Common                        693320202     640,135      29,270 SH
Pricesmart   Inc.                       Common                        741511109     673,812      91,800 SH
Pricesmart Inc.                         Common Stock Purchase Rights  741511117      51,051     102,102 Rights
Prospec Resources Ltd                   Common                        743627101     162,835      55,000 SH
Queenstake Resources Ltd                Common                        748314101      69,068     315,160 SH
Read Rite Corp                          Common                        755246204         261     871,475 SH
Regency Affiliates Inc                  Common                        758847305       5,610       1,100 SH
Sasol Ltd                               Common                        803866300     339,488      13,750 SH
Scpie Holding Inc                       Common                        78402P104   3,670,839     332,805 SH
Shore Gold Inc                          Common                        824901102     128,039      27,500 SH
Silk Road Resources                     Common                        827101106           -      44,000 Warrant
Silk Road Resources                     Common                        827101106      49,487      88,000 SH
Simon Worldwide Inc.                    Common                        828815100      27,225     165,000 SH
St. Andrews Goldfields Ltd.             Common                        787188408          19     687,500 Warrant
Stone & Webster                         Common                        861572105      13,280      66,400 SH
Streettracks Gold Trust                 Common                        863307104     942,040      22,000 SH
Tahera Ltd.                             Common                        873786107      15,915      70,950 Warrant
Tata Motors Ltd                         Sponsored ADR                 876568502     133,375      13,750 SH
Tengasco Inc                            Common                        88033R205     747,135   2,988,540 SH
Terra Nova Gold Corp                    Common                        88100T100       4,107      23,100 SH
Thunder Energy                          Common                        885914101     212,570      32,130 SH
Touch America Holdings                  Common                        891539108       2,681   1,072,557 SH
Track Data Corp                         Common                        891918104      44,711      17,131 SH
Transglobe Energy                       Common                        893662106      88,922      13,750 SH
Trinity Plumas Capital Corp             Common                        89655R101     148,762     199,870 SH
Troy Group Inc                          Common                        89733N106      17,010       7,000 SH
Tusk Energy Corp                        Common                        900891102   1,637,545     412,525 SH
TXU Europe Capital I                    Preferred                     87316S203     512,097      96,622 SH
Veteran Resouces Inc                    Common                        92549V106     209,570     202,730 SH
West Energy Ltd                         Common                        952696102   1,227,996     290,320 SH
                                                                                 97,060,033

                             ** TABLE CONTINUED **

                               SC Fundamental LLC
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2005


                                                        ITEM 6:                                          ITEM 8:
                                                 INVESTMENT DISCRETION                           VOTING AUTHORITY SHARES
                                                      (b) Shares                  ITEM 7:
                ITEM 1:                                as Defined   (c) Shared   Managers
            Name of Issuer               (a) Sole      in Instr. V      Other    See Instr. V   (a) Sole  (b) Shared  (c) None
-------------------------------------------------------------------------------------------------------------------------------
Aldabra Acquisition Corp                    60,500         --           --         --            60,500     --         --
Anglo American Plc                          27,500         --           --         --            27,500     --         --
Arawak Energy Corp                          97,350         --           --         --            97,350     --         --
Arizona Star Resources Corp                412,520         --           --         --           412,520     --         --
Armstrong Holdings Inc                      55,000         --           --         --            55,000     --         --
Atlantic Coast Airline                     412,505         --           --         --           412,505     --         --
Auspex System Inc                          204,600         --           --         --           204,600     --         --
Avalon Holdings Corporation                 34,115         --           --         --            34,115     --         --
Bankers Petroleum Ltd                      181,500         --           --         --           181,500     --         --
Baycorp Holdings Ltd.                       31,318         --           --         --            31,318     --         --
Berkeley Tech Inc. -ADR                    237,335         --           --         --           237,335     --         --
Breaker Energy Ltd.                         55,000         --           --         --            55,000     --         --
Breakwater Resources Ltd                   372,620         --           --         --           372,620     --         --
Bulldog Energy Inc                          55,000         --           --         --            55,000     --         --
Burst.com Inc.                             110,000         --           --         --           110,000     --         --
C1 Energy Ltd                              825,010         --           --         --           825,010     --         --
Calvalley Petroleum Inc                     82,500         --           --         --            82,500     --         --
Canex Energy Inc                            27,500         --           --         --            27,500     --         --
Canyon Resources Corp.                     237,750         --           --         --           237,750     --         --
Canyon Resources Corp.                      63,889         --           --         --            63,889     --         --
Centrex Inc.                               137,500         --           --         --           137,500     --         --
Chaus Bernard                               71,500         --           --         --            71,500     --         --
Chief Consolidated Mining Co.              271,150         --           --         --           271,150     --         --
Cinch Energy                               274,990         --           --         --           274,990     --         --
Claude Resources Inc                       825,000         --           --         --           825,000     --         --
Coast Dental Services Inc.                   5,390         --           --         --             5,390     --         --
Commerce Energy                                325         --           --         --               325     --         --
Compton Petroleum Corp                     123,750         --           --         --           123,750     --         --
Computer Horizon Corp                      220,008         --           --         --           220,008     --         --
Comsys IT Partners Inc.                     50,307         --           --         --            50,307     --         --
Concord Camera Corp                        555,511         --           --         --           555,511     --         --
Constellation Copper Corp                       50         --           --         --                50     --         --
Crystlex Inc                               585,420         --           --         --           585,420     --         --
Danielson Holding Corp                     330,000         --           --         --           330,000     --         --
Defiant Resources Corp                     165,010         --           --         --           165,010     --         --
Del Glbl Technologies Corp.                151,525         --           --         --           151,525     --         --
Delphi Financial Group                     365,071         --           --         --           365,071     --         --
Domtar Inc                                  68,750         --           --         --            68,750     --         --
Dundee Precious Metals Inc                  56,380         --           --         --            56,380     --         --
Durban Roodeport  Deep                     275,000         --           --         --           275,000     --         --
Dynatec Corp                             1,363,750         --           --         --         1,363,750     --         --
Empire Energy Corp.                         14,988         --           --         --            14,988     --         --
Endocare Inc.                              948,750         --           --         --           948,750     --         --
ESG Re Ltd.                                431,420         --           --         --           431,420     --         --
European Goldfields Ltd                     61,380         --           --         --            61,380     --         --
Fairmont Hotels & Resorts                    6,880         --           --         --             6,880     --         --
Filenet Corp                                86,630         --           --         --            86,630     --         --
FNX Mining Co Inc.                          13,750         --           --         --            13,750     --         --
Gabriel Resources                          302,500         --           --         --           302,500     --         --
Graftech International Ltd                  71,170         --           --         --            71,170     --         --
Hollywood Entertainment                    346,550         --           --         --           346,550     --         --
Industrias Bachoco                          75,515         --           --         --            75,515     --         --
Integrated Telecom Exp Inc                 216,984         --           --         --           216,984     --         --
Intervest Bancshares Corp                    1,205         --           --         --             1,205     --         --
Isle Capri Casinos                          77,700         --           --         --            77,700     --         --
Juina Mining Corp                          275,000         --           --         --           275,000     --         --
Kereco Energy Ltd                           14,300         --           --         --            14,300     --         --
Ladenburg Thalmann Financial                23,430         --           --         --            23,430     --         --
Liberty Homes Inc.                          11,000         --           --         --            11,000     --         --
Liberty Homes Inc.                          24,200         --           --         --            24,200     --         --
Lightning Energy Ltd                       132,610         --           --         --           132,610     --         --
Loon Energy Inc                            651,590         --           --         --           651,590     --         --


                                       5

M & F Worldwide Corp                       144,760         --           --         --           144,760     --         --
Mair Holdings Inc                          253,816         --           --         --           253,816     --         --
Masters Energy Inc                         137,490         --           --         --           137,490     --         --
MDU Communication Int'l Inc                 11,000         --           --         --            11,000     --         --
MDU Communication Int'l Inc              1,534,500         --           --         --         1,534,500     --         --
Mediterranean Minerals Corp                197,725         --           --         --           197,725     --         --
Merita Savings Bank                         54,990         --           --         --            54,990     --         --
Michaels Stores Inc                        349,320         --           --         --           349,320     --         --
Milagro Energy Inc                         102,570         --           --         --           102,570     --         --
MM Companies                                75,845         --           --         --            75,845     --         --
Molex Inc                                  192,500         --           --         --           192,500     --         --
Mutual Risk Mgmt Ltd.                    1,676,180         --           --         --         1,676,180     --         --
NCRIC Group Inc                             82,500         --           --         --            82,500     --         --
Net2phone Inc                               27,500         --           --         --            27,500     --         --
Nevada Pacific Gold                        192,500         --           --         --           192,500     --         --
Nevsun Resources Ltd                       274,940         --           --         --           274,940     --         --
New Valley Corp                             27,500         --           --         --            27,500     --         --
Next Inc.                                  133,930         --           --         --           133,930     --         --
Northern Orion Resources, Inc.              67,650         --           --         --            67,650     --         --
Oakwood Homes                               28,160         --           --         --            28,160     --         --
Orthodontic Center of America              123,730         --           --         --           123,730     --         --
Pacific NorthWest Capital Corp.            182,875         --           --         --           182,875     --         --
Pacific NorthWest Capital Corp.             76,475         --           --         --            76,475     --         --
Peregrine Energy Ltd                        41,250         --           --         --            41,250     --         --
Petrobank Energy & Resources               110,000         --           --         --           110,000     --         --
PHH Corp                                    29,270         --           --         --            29,270     --         --
Pricesmart   Inc.                           91,800         --           --         --            91,800     --         --
Pricesmart Inc.                            102,102         --           --         --           102,102     --         --
Prospec Resources Ltd                       55,000         --           --         --            55,000     --         --
Queenstake Resources Ltd                   315,160         --           --         --           315,160     --         --
Read Rite Corp                             871,475         --           --         --           871,475     --         --
Regency Affiliates Inc                       1,100         --           --         --             1,100     --         --
Sasol Ltd                                   13,750         --           --         --            13,750     --         --
Scpie Holding Inc                          332,805         --           --         --           332,805     --         --
Shore Gold Inc                              27,500         --           --         --            27,500     --         --
Silk Road Resources                         44,000         --           --         --            44,000     --         --
Silk Road Resources                         88,000         --           --         --            88,000     --         --
Simon Worldwide Inc.                       165,000         --           --         --           165,000     --         --
St. Andrews Goldfields Ltd.                687,500         --           --         --           687,500     --         --
Stone & Webster                             66,400         --           --         --            66,400     --         --
Streettracks Gold Trust                     22,000         --           --         --            22,000     --         --
Tahera Ltd.                                 70,950         --           --         --            70,950     --         --
Tata Motors Ltd                             13,750         --           --         --            13,750     --         --
Tengasco Inc                             2,988,540         --           --         --         2,988,540     --         --
Terra Nova Gold Corp                        23,100         --           --         --            23,100     --         --
Thunder Energy                              32,130         --           --         --            32,130     --         --
Touch America Holdings                   1,072,557         --           --         --         1,072,557     --         --
Track Data Corp                             17,131         --           --         --            17,131     --         --
Transglobe Energy                           13,750         --           --         --            13,750     --         --
Trinity Plumas Capital Corp                199,870         --           --         --           199,870     --         --
Troy Group Inc                               7,000         --           --         --             7,000     --         --
Tusk Energy Corp                           412,525         --           --         --           412,525     --         --
TXU Europe Capital I                        96,622         --           --         --            96,622     --         --
Veteran Resouces Inc                       202,730         --           --         --           202,730     --         --
West Energy Ltd                            290,320         --           --         --           290,320     --         --

                              ** TABLE COMPLETE **


                                       6